================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      Oppenheimer Senior Floating Rate Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                       Date of reporting period: 4/30/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)


                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
CORPORATE LOANS--93.7%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--32.7%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.9%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B2, 3.74%, 8/7/17(1)             $  31,475,819              $     31,482,366
--------------------------------------------------------------------------------------------------------
FleetPride Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 12/6/17(1)                         15,000,000                    15,112,500
--------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 4.75%, 3/27/19(1)                19,715,000                    19,462,411
--------------------------------------------------------------------------------------------------------
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 5/18/17(1)                              20,770,188                    20,900,001
--------------------------------------------------------------------------------------------------------
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche C2, 6%, 1/27/17(1)                                13,035,000                    13,116,469
--------------------------------------------------------------------------------------------------------
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.623%, 3/1/19(1)                           20,720,333                    20,823,935
--------------------------------------------------------------------------------------------------------
Transtar Industries, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.50%-5.41%, 12/21/16(1)                    27,280,536                    27,280,536
--------------------------------------------------------------------------------------------------------
UCI International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 7/26/17(1)                    16,977,802                    17,062,691
                                                                                        ----------------
                                                                                             165,240,909
--------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 5.333%, 8/3/13(2)                                   54,383,848                       273,279
--------------------------------------------------------------------------------------------------------
DISTRIBUTORS--1.8%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B1, 5.25%, 1/13/19(1)                   17,905,634                    17,982,377
--------------------------------------------------------------------------------------------------------
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.25%-6.148%, 6/13/17(1)                  31,445,205                    31,574,916
--------------------------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.50%, 11/21/16(1)                                        16,046,875                    16,046,875
--------------------------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche 5, 4.50%, 3/3/18(1)                               13,273,663                    13,207,294
--------------------------------------------------------------------------------------------------------
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 4/18/18(1)                                       22,151,251                    22,040,494
                                                                                        ----------------
                                                                                             100,851,956
--------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.7%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 8/15/14(1)                                   8,090,072                     7,999,059
--------------------------------------------------------------------------------------------------------
Monitronics International, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.50%, 3/6/18(1)                 14,480,000                    14,615,750
--------------------------------------------------------------------------------------------------------
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2.75%-2.99%, 7/24/14(1)                   15,304,668                    15,172,589
--------------------------------------------------------------------------------------------------------
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 2.74%, 7/24/14(1)                       1,328,770                     1,317,303
                                                                                        ----------------
                                                                                              39,104,701

1 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.6%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%-7.50%,
4/22/16(1)                                                   $  17,083,630                $   17,190,266
--------------------------------------------------------------------------------------------------------
American Seafoods Group LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%-5.164%, 3/18/18(1)         14,651,405                    14,303,433
--------------------------------------------------------------------------------------------------------
BLB Management Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8.361%, 11/5/15(1)           4,085,384                     4,110,885
--------------------------------------------------------------------------------------------------------
Burger King Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 10/19/16(1)                        23,417,170                    23,519,527
--------------------------------------------------------------------------------------------------------
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7%, 3/1/17(1)                    35,447,936                    35,444,250
--------------------------------------------------------------------------------------------------------
Caesars Entertainment Operating Co., Inc., Extended Sr.
Sec. Credit Facilities Term Loan, 4.489%, 1/28/18(1)            60,937,939                    53,644,460
--------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.489%, 5/17/13(1)                           2,153,847                     2,130,962
--------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 4.489%, 5/17/13(1)                      2,852,903                     2,822,591
--------------------------------------------------------------------------------------------------------
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.25%, 10/19/17(1)                       15,023,188                    15,078,127
--------------------------------------------------------------------------------------------------------
Dunkin Brands, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B2, 4%, 11/23/17(1)                          29,327,575                    29,403,416
--------------------------------------------------------------------------------------------------------
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%-7.131%, 2/2/18(1)                   16,582,163                    16,665,075
--------------------------------------------------------------------------------------------------------
Focus Brands, Inc., Sr. Sec. Credit Facilities Lien Term
Loan, Tranche B, 6.25%, 2/2/18(1)                                1,190,820                     1,196,774
--------------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.213%, 6/30/14(1),(3)                    12,720,720                    12,251,644
--------------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 3.213%, 6/30/14(1),(3)                  6,959,361                     6,702,735
--------------------------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche 2L, 3.49%, 12/31/14(1)                        7,000,000                     6,195,000
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.75%, 11/1/13(1)                           22,438,150                    22,585,412
--------------------------------------------------------------------------------------------------------
Landry's, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.50%, 4/24/18(1)                              25,460,000                    25,495,797
--------------------------------------------------------------------------------------------------------
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%-5.164%, 2/25/18(1)                              7,809,556                     7,837,218
--------------------------------------------------------------------------------------------------------
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 9%, 2/17/17(1)                                  61,670,000                    59,996,091
--------------------------------------------------------------------------------------------------------
Six Flags Theme Parks, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.25%, 11/23/18(1)                   24,200,000                    24,258,612
--------------------------------------------------------------------------------------------------------
Town Sports International, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7%, 5/11/18(1)                   19,683,243                    19,953,887
--------------------------------------------------------------------------------------------------------
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 10.125%, 3/1/13(1),(3)                                  348,881                       340,159
Tranche B, 2.436%, 3/1/15(1),(3)                                   695,315                       552,775
--------------------------------------------------------------------------------------------------------
U.S. Foodservice, Inc,. Sr. Sec. Credit Facilities 1st
Lien Term Loan, 2.74%, 7/3/14(1)                                26,924,332                    26,526,068

2 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                   Principal
                                                                      Amount                       Value
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Wendy's International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.50%, 4/3/19(1)               $    9,100,000            $      9,158,768
                                                                                        ----------------
                                                                                             437,363,932
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.75%-5.656%, 6/7/18(1)                                     14,787,446                  15,000,016
--------------------------------------------------------------------------------------------------------
SRAM Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.50%, 12/7/18(1)                                            3,000,000                   3,028,089
--------------------------------------------------------------------------------------------------------
Spectrum Brands Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%-6.148%, 6/17/16(1)              13,446,055                  13,511,604
                                                                                        ----------------
                                                                                              31,539,709
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Ameristar Casinos, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 4/16/18(1)                          5,892,704                   5,927,695
--------------------------------------------------------------------------------------------------------
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.75%,
3/1/17(1)                                                            809,114                     812,047
--------------------------------------------------------------------------------------------------------
Caesars Entertainment Corp. Sr. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.25%, 4/25/17(1)                      36,330,000                  36,178,613
--------------------------------------------------------------------------------------------------------
MGM Resorts International, Extended Sr. Sec. Credit
Facilities 1st Term Lien Loan, Tranche C, 5%, 2/23/15(1)          26,860,000                  26,980,199
                                                                                        ----------------
                                                                                              69,898,554
--------------------------------------------------------------------------------------------------------
MEDIA--14.9%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 4.25%, 2/7/18(1)                      10,431,375                  10,429,748
--------------------------------------------------------------------------------------------------------
Advanstar Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.72%, 6/2/14(1)                   30,464,719                  24,600,260
--------------------------------------------------------------------------------------------------------
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 10/9/16(1)                         48,327,122                  46,031,584
--------------------------------------------------------------------------------------------------------
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.20%, 7/15/13(1),(3),(4)                        21,735,447                   7,607,406
--------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 4/1/19(1)                   13,465,000                  13,571,602
--------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9.75%, 9/20/19(1)                   3,990,000                   3,994,988
--------------------------------------------------------------------------------------------------------
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.50%, 5/30/17(1)                  10,145,797                  10,272,620
--------------------------------------------------------------------------------------------------------
Bresnan Broadband Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.50%, 12/14/17(1)                 15,029,620                  15,093,030
--------------------------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Incremental Term Loan, 7.50%, 7/3/14(1)                 4,617,357                   4,501,923
--------------------------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Term Loan, 2.49%, 7/3/14(1)                             7,485,606                   6,866,704
--------------------------------------------------------------------------------------------------------
Cequel Communications LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4%, 1/31/19(1)                     13,680,000                  13,553,460
--------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 10.225%, 12/31/13(1),(3)           11,106,184                   2,498,892

3 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                   Principal
                                                                      Amount                       Value
--------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 0.425%, 12/31/13(1),(3)                    $     577,191                $     15,873
--------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche A, 3.639%, 7/30/14(1)                                     28,339,857                  26,331,723
Tranche B, 3.889%, 1/29/16(1)                                     27,822,350                  22,454,946
--------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.75%, 7/22/18(1)                           14,298,703                  14,455,003
--------------------------------------------------------------------------------------------------------
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 6/15/18(1)                      17,531,003                  17,552,916
--------------------------------------------------------------------------------------------------------
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 7.25%, 10/24/14(1)                                10,930,072                   7,104,546
--------------------------------------------------------------------------------------------------------
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%-7.131%, 11/23/18(1)                    4,866,666                   4,921,416
--------------------------------------------------------------------------------------------------------
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.75%, 7/14/15(1)                                 20,939,443                  21,037,607
--------------------------------------------------------------------------------------------------------
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.25%, 11/7/16(1)                                      11,291,022                  11,365,622
--------------------------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term
Loan, 3.50%-3.75%, 12/31/14(1)                                    27,479,645                  27,385,198
--------------------------------------------------------------------------------------------------------
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 4/28/17(1)                   5,688,333                   5,730,996
--------------------------------------------------------------------------------------------------------
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.75%, 4/30/18(1)                              4,000,000                   4,080,000
--------------------------------------------------------------------------------------------------------
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 5/20/16(1)                           17,204,988                  17,226,494
--------------------------------------------------------------------------------------------------------
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.614%, 8/7/14(1)                           11,314,761                  10,239,859
--------------------------------------------------------------------------------------------------------
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, Tranche B, 3.614%, 8/7/14(1)                986,468                     892,753
--------------------------------------------------------------------------------------------------------
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 4/2/18(1)                   18,562,500                  18,686,256
--------------------------------------------------------------------------------------------------------
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
Term Loan, 3.24%, 2/1/14(1)                                       32,056,576                  31,766,079
--------------------------------------------------------------------------------------------------------
Kabel Deutschland V&S GmbH, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche F, 4.25%, 2/1/19(1)                    6,740,000                   6,765,275
--------------------------------------------------------------------------------------------------------
Kasima LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 3/31/17(1)                                   16,236,000                  16,296,885
--------------------------------------------------------------------------------------------------------
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 8/18/17(1)                                    7,054,998                   7,060,508
--------------------------------------------------------------------------------------------------------
Legendary Pictures, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6%, 4/28/17(1)                              14,363,819                  14,292,000
--------------------------------------------------------------------------------------------------------
Lin Television Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 12/31/18(1)                         7,635,863                   7,683,587
--------------------------------------------------------------------------------------------------------
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 7.493%-9.94%, 3/29/13(1)                    33,478,656                  32,139,510

4 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                   Principal
                                                                      Amount                       Value
--------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------------------------------
Mediacom Communications Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche E, 4.50%,
10/23/17(1)                                                    $   4,912,500                $  4,909,430
--------------------------------------------------------------------------------------------------------
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%,
10/23/17(1)                                                       14,799,684                  14,818,183
--------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.50%, 12/24/12(1)                                           4,675,006                   4,421,775
--------------------------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 13.565%-13.589%, 11/15/13(1),(3)                            29,944,987                  27,175,076
--------------------------------------------------------------------------------------------------------
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7%, 5/6/18(1)                               24,807,525                  24,435,412
--------------------------------------------------------------------------------------------------------
Newport Television LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.853%, 9/14/16(1)                               22,364,974                  22,504,755
--------------------------------------------------------------------------------------------------------
Newport Television LLC/High Plains Broadcasting
Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
8.853%, 9/14/16(1)                                                 6,183,654                   6,222,302
--------------------------------------------------------------------------------------------------------
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6%, 6/9/17(1)               27,509,625                  27,028,207
--------------------------------------------------------------------------------------------------------
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 2nd Lien Term Loan, 10%, 10/31/13(1)             5,000,000                   4,906,250
--------------------------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term
Loan, Tranche B, 4.794%, 8/1/14(1),(3)                            20,106,763                  16,018,395
--------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.25%, 3/6/17(1)                              11,914,116                  11,824,760
--------------------------------------------------------------------------------------------------------
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.50%, 8/26/16(1)                                 6,614,332                   6,597,796
--------------------------------------------------------------------------------------------------------
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 3/31/16(1)                           34,476,798                  34,132,030
--------------------------------------------------------------------------------------------------------
Raycom TV Broadcasting LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 5/26/17(1)                  18,278,106                  18,186,716
--------------------------------------------------------------------------------------------------------
Sinclair Television Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 10/28/16(1)          4,932,424                   4,954,003
--------------------------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche A, 8%, 9/29/14(1)                                          1,208,733                   1,154,340
Tranche B, 8%, 9/29/14(1),(3)                                      1,074,430                   1,020,708
--------------------------------------------------------------------------------------------------------
Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.75%, 9/7/16(1)                        9,984,087                   9,927,926
--------------------------------------------------------------------------------------------------------
TWCC Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 2/11/17(1)                                       4,842,322                   4,870,771
--------------------------------------------------------------------------------------------------------
Telesat Canada, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.25%, 3/8/19(1)                       10,260,000                  10,264,812
--------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.489%, 3/31/17(1)                 48,644,927                  45,498,232
--------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.239%, 9/29/14(1)                  5,013,092                   4,945,060
--------------------------------------------------------------------------------------------------------
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Incremental Term Loan, 6.741%, 6/30/14(1)                12,001,055                  12,031,057

5 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                  Principal
                                                                     Amount                        Value
--------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------------------------------
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2.74%-4.672%, 6/30/14(1)      $  38,650,866              $     38,505,925
--------------------------------------------------------------------------------------------------------
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term
Loan, Tranche B, 7.50%, 6/19/15(1)                              18,748,362                    18,810,851
                                                                                        ----------------
                                                                                             859,672,041
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st
Lien Term Loan, 4.75%, 5/16/18(1)                               28,755,000                    28,820,906
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Burlington Coat Factory Warehouse Corp., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.25%, 2/23/17(1)                                               28,795,572                    28,993,455
--------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 2.989%-3.216%, 5/29/14(1)             7,126,404                     6,796,793
--------------------------------------------------------------------------------------------------------
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/7/18(1)                           9,805,239                     9,731,700
--------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/19/18(1)                         28,250,766                    28,250,766
--------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 5%, 7/31/16(1)                      12,997,755                    13,094,185
--------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 11/24/17(1)               21,350,507                    21,406,103
--------------------------------------------------------------------------------------------------------
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 9/1/16(1)                         7,173,070                     7,167,095
                                                                                        ----------------
                                                                                             115,440,097
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Freedom Group, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 4/19/19(1)                          5,335,000                     5,370,014
--------------------------------------------------------------------------------------------------------
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%, 12/22/16(1)                                        29,573,202                    29,218,323
                                                                                        ----------------
                                                                                              34,588,337
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.4%
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Roundy's Supermarkets, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.656%, 1/24/19(1)               25,260,000                    25,518,915
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 3/8/18(1)                          32,233,832                    32,052,516
--------------------------------------------------------------------------------------------------------
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 5/25/18(1)                              16,872,500                    16,893,591
--------------------------------------------------------------------------------------------------------
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%, 9/30/16(1)                                       17,574,226                    17,673,081
--------------------------------------------------------------------------------------------------------
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.25%, 9/29/17(1)                                    6,475,000                     6,499,281
                                                                                        ----------------
                                                                                              73,118,469
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
ACCO Brands Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.25%, 1/4/19(1)                           5,420,000                     5,445,409

6 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                  Principal
                                                                     Amount                        Value
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.836%, 3/5/15(1),(3)                                $     6,624,073              $      6,292,870
--------------------------------------------------------------------------------------------------------
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.25%, 10/1/17(1)                              9,430,261                     9,456,789
--------------------------------------------------------------------------------------------------------
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 12/20/18(1)                               7,525,833                     7,585,807
--------------------------------------------------------------------------------------------------------
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.75%-5.656%, 11/19/17(1)                                  9,769,844                     9,789,686
                                                                                        ----------------
                                                                                              33,125,152
--------------------------------------------------------------------------------------------------------
ENERGY--3.0%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Bourland & Leverich Supply, Sr. Sec. Credit Facilities
1st Lien Term Loan, 11.066%, 8/19/15(1)                          6,303,770                     6,745,034
--------------------------------------------------------------------------------------------------------
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.50%, 9/2/17(1)                             6,248,600                     6,248,600
--------------------------------------------------------------------------------------------------------
CCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.50%, 11/14/14(1)                             10,822,875                    10,913,159
--------------------------------------------------------------------------------------------------------
CCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term
loan, Tranche B, 3.239%, 11/14/14(1)                            20,580,412                    20,117,353
--------------------------------------------------------------------------------------------------------
Everest Acquisition LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 5/1/18(1)                                10,915,000                    11,047,399
--------------------------------------------------------------------------------------------------------
Frac Tech International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 5/6/16(1)                 14,674,005                    14,172,639
--------------------------------------------------------------------------------------------------------
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 4/20/17(1)                           29,247,675                    29,329,948
--------------------------------------------------------------------------------------------------------
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche I-A, 6.50%, 4/20/17(1)                                   3,875,556                     3,886,458
Tranche I-M, 6.50%, 4/20/17(1)                                   2,367,213                     2,373,872
                                                                                        ----------------
                                                                                             104,834,462
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.2%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.344%, 1/15/15(1)                                   18,070,000                    18,115,175
--------------------------------------------------------------------------------------------------------
EP Energy LLC, Sr. Sec. Credit Facilities 1st Lien
Bridge Loan, 0.50%, 3/29/13(1)                                  21,790,000                            --
--------------------------------------------------------------------------------------------------------
Energy Transfer Equity LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.75%, 2/16/17(1)                30,300,000                    29,986,183
--------------------------------------------------------------------------------------------------------
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 3/18/18(1)                            18,054,275                    18,108,185
--------------------------------------------------------------------------------------------------------
Western Refining, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.50%, 3/15/17(1)                                3,155,390                     3,205,876
                                                                                        ----------------
                                                                                              69,415,419
--------------------------------------------------------------------------------------------------------
FINANCIALS--3.6%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.8%
Fortress Investment Group LLC, Sr. Sec. Credit
Facilities Term Loan, 5.75%, 10/7/15(1)                          4,466,239                     4,488,570

7 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
--------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.966%-5.991%, 5/13/17(1)      $ 35,040,288              $     35,149,789
--------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.72%-5.966%, 5/13/17(1)             14,687,833                    14,733,733
--------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 8.25%, 3/1/19(1)                                16,660,000                    17,159,800
--------------------------------------------------------------------------------------------------------
Springleaf Financial Funding Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.50%, 5/10/17(1)                32,095,000                    30,466,179
                                                                                        ----------------
                                                                                             101,998,071
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A2, 7%, 6/30/14(1)                      28,000,000                    28,049,000
--------------------------------------------------------------------------------------------------------
INSURANCE--0.6%
Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5%, 2/23/17(1)                                  23,145,000                    23,267,969
--------------------------------------------------------------------------------------------------------
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.489%, 4/3/14(1)                           15,030,386                    12,700,676
                                                                                        ----------------
                                                                                              35,968,645
--------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.489%-4.77%, 10/10/16(1)            28,156,776                    26,247,211
--------------------------------------------------------------------------------------------------------
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17                 13,997,000                    14,434,406
                                                                                        ----------------
                                                                                              40,681,617
--------------------------------------------------------------------------------------------------------
HEALTH CARE--10.3%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 6/4/17(1)                               21,380,495                    21,391,955
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4.75%, 6/30/17(1)                              5,800,000                     5,796,375
--------------------------------------------------------------------------------------------------------
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Delayed Draw, Tranche B,
5.50%, 2/10/17(1)                                               25,205,849                    24,993,188
--------------------------------------------------------------------------------------------------------
Biomet, Inc., Sr. Sec. Credit Facilities Term Loan,
3.239%-3.474%, 3/25/15(1)                                        3,966,180                     3,958,446
--------------------------------------------------------------------------------------------------------
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 7/16/18(1)                11,073,235                    11,204,785
--------------------------------------------------------------------------------------------------------
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 2/25/17(1)                       34,292,198                    33,521,344
--------------------------------------------------------------------------------------------------------
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.75%, 12/22/16(1)                             23,266,149                    23,309,773
--------------------------------------------------------------------------------------------------------
DJO Finance LLC/DJO Finance Corp., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, 5.239%, 11/1/16(1)         5,784,896                     5,782,032
--------------------------------------------------------------------------------------------------------
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.25%,
9/15/17(1)                                                      15,205,000                    15,277,224
--------------------------------------------------------------------------------------------------------
Emdeon, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.75%, 11/2/18(1)                               3,650,000                     3,685,588

8 |     Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
--------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 6/17/18(1)     $   1,013,533              $      1,017,968
--------------------------------------------------------------------------------------------------------
Golden Gate National Senior Care LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%, 5/4/18(1)                    24,917,694                    23,586,167
--------------------------------------------------------------------------------------------------------
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 4/6/18(1)                                        29,162,906                    28,871,277
--------------------------------------------------------------------------------------------------------
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 5/3/18(1)                        14,310,450                    14,368,593
--------------------------------------------------------------------------------------------------------
National Mentor Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7%, 2/9/17(1)         22,573,658                    22,413,769
                                                                                        ----------------
                                                                                             217,786,529
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Ardent Health Services LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 9/15/15(1)                           14,307,426                    14,361,079
--------------------------------------------------------------------------------------------------------
Aveta, Inc./MMM Holdings, Inc. Sr. Sec. Credit
Facilities 1st lien Term Loan, Tranche B, 8.50%,
3/20/17(1)                                                       6,880,000                     6,871,400
--------------------------------------------------------------------------------------------------------
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.50%,
3/20/17(1)                                                       6,880,000                     6,885,731
--------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.97%-3.989%, 1/25/17(1)          8,521,381                     8,435,409
--------------------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 10/20/16(1)                             11,867,991                    11,924,364
--------------------------------------------------------------------------------------------------------
Emergency Medical Services Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 5/25/18(1)                19,752,711                    19,844,166
--------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.25%, 8/10/14(1)                                3,835,275                     3,638,717
--------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 6.50%,
8/17/16(1)                                                      13,955,986                    13,310,522
--------------------------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 3.72%, 3/31/17(1)                                   10,675,729                    10,531,938
Tranche B3, 4.489%, 5/1/18(1)                                    6,801,239                     6,699,220
--------------------------------------------------------------------------------------------------------
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.74%, 12/1/13(1)                                     8,338,000                     8,296,310
--------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 6/1/18(1)                                20,346,250                    19,583,266
--------------------------------------------------------------------------------------------------------
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 8/26/17(1)                                    33,493,536                    33,468,415
--------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6.25%, 10/10/18(1)        28,294,088                    28,627,137
--------------------------------------------------------------------------------------------------------
Select Medical Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%-5.902%, 6/1/18(1)              40,452,530                    39,474,913
--------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 8.75%, 10/18/16(1)                9,107,223                     8,970,614
--------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16(1)         7,351,306                     7,408,742

9 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)


                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st
Lien Term Loan, Tranche B, 6.50%, 8/4/16(1)                  $  29,445,522              $     27,936,439
                                                                                        ----------------
                                                                                             276,268,382
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Catalent Pharma Solutions, Inc., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B, 4.239%,
9/15/16(1)                                                      25,607,888                    25,687,912
--------------------------------------------------------------------------------------------------------
Catalent Pharma Solutions, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.25%,
9/15/17(1)                                                      23,885,625                    23,930,411
--------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.75%,
1/30/19(1)                                                       8,885,000                     8,881,375
--------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan:                                                 10,044,817                    10,085,629
Tranche B1, 4.25%, 3/15/18(1)
Tranche B2, 4.25%, 3/15/18(1)                                    5,022,409                     5,042,815
Tranche B3 Add-on, 4.25%, 3/15/18(1)                             6,905,812                     6,933,870
                                                                                        ----------------
                                                                                              80,562,012
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--23.6%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
AM General LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 0.239%, 9/28/12(1)                               453,060                       436,070
--------------------------------------------------------------------------------------------------------
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.241%, 9/30/13(1)                                   17,908,153                    17,236,598
--------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st           29,551,688                    29,625,567
Lien Term Loan, Tranche B, 5.50%, 4/20/17(1)
--------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.25%, 3/7/16(1)                                12,433,084                    12,215,505
--------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 7/7/16(1)                 26,792,165                    26,859,360
--------------------------------------------------------------------------------------------------------
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 11.50%, 6/30/15(1)                              29,991,307                    25,642,568
--------------------------------------------------------------------------------------------------------
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 0.37%, 3/26/14(1)                      137,203                        89,623
--------------------------------------------------------------------------------------------------------
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.47%, 3/26/14(1)                              15,185,090                     9,919,113
--------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 9.25%, 12/30/12(1)                          28,086,281                    25,347,869
--------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 13.50%, 6/28/13(1)                           8,838,686                     9,103,846
--------------------------------------------------------------------------------------------------------
Spirit Aerosystems, Inc., Sr. Sec. Credit Facilities 1st
Term Loan, Tranche B, 3.75%, 3/27/19(1)                         11,050,000                    11,105,250
--------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.25%, 2/1/14(1)                                           6,079,562                     6,033,965
                                                                                        ----------------
                                                                                             173,615,334

10 |    Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.1%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 11%, 4/30/16(1),(3)                           $ 19,148,810              $     18,694,026
--------------------------------------------------------------------------------------------------------
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan,
9.801%, 5/11/13(1),(3)                                             982,843                       807,159
--------------------------------------------------------------------------------------------------------
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.231%, 3/21/11(2)                           3,640,440                       127,415
--------------------------------------------------------------------------------------------------------
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9%, 10/30/17(1)                                  7,015,909                     7,149,653
--------------------------------------------------------------------------------------------------------
Nortek, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%-6.164%, 4/26/17(1)                                  34,650,000                    34,823,250
                                                                                        ----------------
                                                                                              61,601,503
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--9.3%
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 12/17/17(1)               20,184,252                    20,196,867
--------------------------------------------------------------------------------------------------------
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9.25%, 6/18/18(1)                18,812,000                    18,788,485
--------------------------------------------------------------------------------------------------------
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 2/3/17(1)                 10,395,000                    10,429,647
--------------------------------------------------------------------------------------------------------
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 9%, 2/2/18(1)                                6,000,000                     6,041,250
--------------------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 5/24/18(1)                              28,501,491                    28,590,559
--------------------------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9%, 5/24/19(1)                                            26,650,000                    27,146,356
--------------------------------------------------------------------------------------------------------
Bright Horizons LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.24%-6.148%, 5/28/15(1)                        8,052,972                     8,032,839
--------------------------------------------------------------------------------------------------------
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 3/16/17(1)                       14,024,588                    14,011,349
--------------------------------------------------------------------------------------------------------
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10%, 3/16/18(1)                                  8,940,000                     8,783,550
--------------------------------------------------------------------------------------------------------
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.239%, 11/9/14(1)                                        19,642,857                    18,843,118
--------------------------------------------------------------------------------------------------------
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 9/30/16(1)                              15,664,230                    15,664,230
--------------------------------------------------------------------------------------------------------
Expert Global Solutions, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.853%,
3/13/18(1)                                                      34,030,000                    33,732,238
--------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,
7/18/16(1)                                                         802,022                       807,034
--------------------------------------------------------------------------------------------------------
First Data Corp., Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.24%, 3/24/18(1)                           61,215,219                    55,904,676
--------------------------------------------------------------------------------------------------------
First Data Corp., Sr. Sec. Credit Facilities Term Loan:         22,210,000                    21,286,841
Tranche B-1, 2.99%, 9/24/14(1)
Tranche B-2, 2.99%, 9/24/14(1)                                   7,395,630                     7,088,023
Tranche B-3, 2.99%, 9/24/14(1)                                   5,379,108                     5,153,540
--------------------------------------------------------------------------------------------------------
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.75%, 5/26/18(1)                         29,353,821                    26,711,977

11 |    Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
--------------------------------------------------------------------------------------------------------
Interactive Data Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.50%, 2/11/18(1)                            $  23,559,004             $      23,659,129
--------------------------------------------------------------------------------------------------------
KAR Auction Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5%, 5/19/17(1)                    8,217,900                     8,270,971
--------------------------------------------------------------------------------------------------------
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 6/20/16(1)                         17,806,105                    17,850,621
--------------------------------------------------------------------------------------------------------
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.50%, 12/20/16(1)                                   6,740,000                     6,731,575
--------------------------------------------------------------------------------------------------------
MoneyGram International, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.25%,
11/18/17(1)                                                      8,770,256                     8,789,446
--------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 7/20/13(1)                              1,828,851                     1,810,562
--------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 3/31/19(1)                    23,500,000                    23,470,038
--------------------------------------------------------------------------------------------------------
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.989%, 9/30/17(1)                                        37,077,427                    35,254,442
--------------------------------------------------------------------------------------------------------
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 12/31/16(1)                                      19,515,017                    19,563,805
--------------------------------------------------------------------------------------------------------
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.75%, 2/10/18(1)                               7,464,600                     7,555,579
--------------------------------------------------------------------------------------------------------
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 4.968%, 8/21/15(1)                        16,762,228                    15,334,438
--------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.99%, 2/21/15(1)               8,842,979                     8,481,894
--------------------------------------------------------------------------------------------------------
WCA Waste Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 3/1/18(1)                          15,935,001                    16,014,675
--------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 3/17/17(1)                 9,029,091                     9,029,091
--------------------------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B4, 4.489%-4.734%, 7/15/16(1)                      5,486,284                     5,517,145
                                                                                        ----------------
                                                                                             534,545,990
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Custom Building Products, Sr. Sec. Credit Facilities
Term Loan, 5.75%, 3/19/15(1)                                     3,111,864                     3,115,754
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.4%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 12/8/16(1)                    17,907,027                    17,918,219
--------------------------------------------------------------------------------------------------------
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9.25%, 6/8/17(1)                                 2,255,000                     2,256,409
--------------------------------------------------------------------------------------------------------
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.50%, 4/27/17(1)                                    39,694,200                    39,694,200
--------------------------------------------------------------------------------------------------------
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.50%, 10/27/17(1)                                    1,910,000                     1,941,038
--------------------------------------------------------------------------------------------------------
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 12/19/16(1)                      21,481,045                    21,467,620
--------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%,
11/11/15(1)                                                     21,481,071                    21,659,901

12 |    Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
--------------------------------------------------------------------------------------------------------
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 5/16/18(1)                         $  25,462,588              $     25,534,214
--------------------------------------------------------------------------------------------------------
Freescale Semiconductor Holdings, Inc., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, 4.491%,
12/1/16(1)                                                      44,867,523                    44,095,532
--------------------------------------------------------------------------------------------------------
Genesys Telecommunications, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 1/6/19(1)                 13,450,000                    13,655,960
--------------------------------------------------------------------------------------------------------
NDS Finance Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 3/12/18(1)                            12,622,500                    12,638,278
--------------------------------------------------------------------------------------------------------
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.75%-8.361%, 10/6/17(1)                        12,967,500                    13,032,338
--------------------------------------------------------------------------------------------------------
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 1/19/18(1)                                   7,231,875                     7,268,034
--------------------------------------------------------------------------------------------------------
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.75%, 5/2/18(1)                 35,371,469                    35,343,844
                                                                                        ----------------
                                                                                             256,505,587
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 3/7/17(1)                         9,778,453                     9,778,453
--------------------------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 10.82%, 8/26/13(1)                                   15,735,201                    15,656,525
--------------------------------------------------------------------------------------------------------
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 2/24/18(1)                                 14,364,000                    14,516,804
--------------------------------------------------------------------------------------------------------
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 5/9/17(1)                                     16,047,900                    16,081,328
--------------------------------------------------------------------------------------------------------
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche 2, 5.50%, 4/28/17(1)                              15,503,092                    15,658,123
--------------------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.50%, 7/31/14(1)                            5,000,000                     5,000,000
                                                                                        ----------------
                                                                                              76,691,233
--------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 5/31/16(1)                         32,439,074                    32,398,525
--------------------------------------------------------------------------------------------------------
Colfax Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 9/12/18(1)                              10,084,725                    10,129,663
--------------------------------------------------------------------------------------------------------
Edwards Cayman Islands II Ltd., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%,
5/31/16(1)                                                       2,984,887                     2,981,156
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 11/13/17(1)                8,549,450                     8,560,137
--------------------------------------------------------------------------------------------------------
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 9/29/16(1)                              10,774,995                    10,825,573
--------------------------------------------------------------------------------------------------------
Schrader International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5%, 4/10/18(1)                    3,750,000                     3,731,250
--------------------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.74%, 7/31/14(1)                           38,879,888                    37,664,892
--------------------------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.74%, 7/31/14(1)                       5,280,987                     5,115,956
                                                                                        ----------------
                                                                                             111,407,152

13 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------

MARINE--0.2%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.50%, 7/21/17(1)                             $ 12,935,000              $     12,797,566
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.0%
RailAmerica, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 2/15/19(1)                             5,940,000                     5,965,988
--------------------------------------------------------------------------------------------------------
Swift Transportation Co., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 5%, 12/15/17(1)                     29,856,649                    30,173,517
--------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
Facilities Term Loan, 7%, 10/12/14(1)                           20,172,377                    19,819,361
                                                                                        ----------------
                                                                                              55,958,866
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
International Lease Finance Corp./Delos Aircraft, Inc.,
Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%,
3/17/16(1)                                                       8,330,000                     8,384,670
--------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7%, 6/5/16(1)                        15,516,120                    15,574,305
--------------------------------------------------------------------------------------------------------
Walter Investment Management Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7.75%,
6/30/16(1)                                                      24,050,000                    24,230,375
--------------------------------------------------------------------------------------------------------
Walter Investment Management Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 12.50%, 9/28/16(1)                7,000,000                     7,297,500
--------------------------------------------------------------------------------------------------------
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st            8,389,377                     8,336,944
Lien Term Loan:
Tranche A1, 5.25%, 3/19/16(1)
Tranche A2, 7%, 3/19/17(1)                                      11,880,000                    11,900,790
                                                                                        ----------------
                                                                                              75,724,584
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.1%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 1/14/18(1)                                    18,154,156                    18,210,670
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 7/15/17(1)                            50,245,885                    49,467,074
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 5/9/18(1)                                9,918,813                     9,900,215
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 4.991%, 10/26/17(1)                 28,820,033                    27,982,350
--------------------------------------------------------------------------------------------------------
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 3.241%, 10/24/14(1)                            6,415,450                     6,307,741
                                                                                        ----------------
                                                                                              34,290,091
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Sophia LP, Sr. Sec Credit Facilities 1st Lien Term Loan,
6.25%, 6/5/18(1)                                                 7,280,000                     7,408,914
--------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, 5.25%, 7/29/16(1)                                         44,956,445                    45,167,201
                                                                                        ----------------
                                                                                              52,576,115

14 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Freescale Semiconductor, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6%, 2/16/19(1)      $  8,730,000              $      8,749,599
--------------------------------------------------------------------------------------------------------
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.25%, 2/13/19(1)                                    31,200,000                    31,297,500
--------------------------------------------------------------------------------------------------------
NXP BV/NXP Funding LLC, Sr. Sec Credit Facilities 1st
Lien Term Loan, 5.50%, 3/4/17(1)                                 8,724,160                     8,795,044
                                                                                        ----------------
                                                                                              48,842,143
--------------------------------------------------------------------------------------------------------
SOFTWARE--0.4%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.50%, 11/3/16(1)                                          4,038,650                     4,038,650
--------------------------------------------------------------------------------------------------------
Lawson Software, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.25%, 3/16/18(1)                    18,115,000                    18,375,403
                                                                                        ----------------
                                                                                              22,414,053
--------------------------------------------------------------------------------------------------------
MATERIALS--9.3%
--------------------------------------------------------------------------------------------------------
CHEMICALS--5.0%
Ascend Performance Materials LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.75%,
3/26/18(1)                                                      10,350,000                    10,255,122
--------------------------------------------------------------------------------------------------------
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 5.50%, 8/29/16(1)                          5,644,000                     5,696,913
--------------------------------------------------------------------------------------------------------
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 6.22%, 11/15/14(1)               28,400,000                    28,394,093
--------------------------------------------------------------------------------------------------------
Houghton International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 1/29/16(1)                10,965,656                    11,020,485
--------------------------------------------------------------------------------------------------------
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche C2, 8.001%, 12/16/14(1)                    366,768                       381,439
--------------------------------------------------------------------------------------------------------
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 5/4/18(1)                                24,395,000                    24,555,104
--------------------------------------------------------------------------------------------------------
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 10%, 9/10/15(1)                              6,189,500                     6,189,500
--------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%,
5/5/15(1)                                                       13,367,586                    12,899,721
--------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.75%,
5/5/15(1)                                                        5,040,000                     4,863,600
--------------------------------------------------------------------------------------------------------
Momentive Specialty Chemicals, Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche C1-B, 4%, 5/5/15(1)                                      2,603,432                     2,593,669
Tranche C2-B, 4.25%, 5/5/15(1)                                   1,103,555                     1,099,417
Tranche C4-B, 4.313%, 5/5/15(1)                                  5,034,785                     4,959,264
Tranche C5-B, 4.25%, 5/5/15(1)                                   3,709,413                     3,635,224
--------------------------------------------------------------------------------------------------------
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 9/8/17(1)                             12,368,797                    12,152,343
--------------------------------------------------------------------------------------------------------
Norit NV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.75%, 7/8/17(1)                                                 4,943,141                     4,998,752
--------------------------------------------------------------------------------------------------------
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 4/7/17(1)                     13,194,915                    13,219,656
--------------------------------------------------------------------------------------------------------
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.989%, 7/30/14(1)                                              18,520,582                    18,112,555

15 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
--------------------------------------------------------------------------------------------------------
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.739%, 7/30/15(1)                                            $ 30,610,642              $     29,300,139
--------------------------------------------------------------------------------------------------------
PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 11/30/17(1)                                 2,743,125                     2,760,270
--------------------------------------------------------------------------------------------------------
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 5/6/17(1)                                   13,091,075                    13,118,344
--------------------------------------------------------------------------------------------------------
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10.25%, 11/6/17(1)                               7,715,000                     7,814,655
--------------------------------------------------------------------------------------------------------
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 8/2/17(1)                                  20,730,129                    19,376,202
--------------------------------------------------------------------------------------------------------
Taminco Group NV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.25%, 12/16/18(1)                                    3,420,000                     3,460,613
--------------------------------------------------------------------------------------------------------
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 1/24/17(1)                               2,840,357                     2,846,191
--------------------------------------------------------------------------------------------------------
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Delayed Draw, 1%, 1/24/17(1)                                 774,643                       775,854
--------------------------------------------------------------------------------------------------------
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 6/30/17(1)                                 41,272,327                    41,397,629
                                                                                        ----------------
                                                                                             285,876,754
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.8%
CPG International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 2/18/17(1)                                  21,724,975                    20,964,601
--------------------------------------------------------------------------------------------------------
Capital Automotive LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 3/11/17(1)                    14,842,722                    14,799,426
--------------------------------------------------------------------------------------------------------
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.25%, 12/22/16(1)                                         9,714,231                     9,738,517
--------------------------------------------------------------------------------------------------------
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.24%, 10/10/13(1)                           1,660,300                     1,582,819
                                                                                        ----------------
                                                                                              47,085,363
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.2%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 9/2/16(1)                               8,000,000                     8,020,000
--------------------------------------------------------------------------------------------------------
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.24%, 4/3/15(1)                                      7,181,102                     7,019,528
--------------------------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 5.75%, 9/28/14(1)                           25,000,000                    23,885,425
--------------------------------------------------------------------------------------------------------
Exopack LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.50%, 5/31/17(1)                              34,737,500                    34,737,500
--------------------------------------------------------------------------------------------------------
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 11.25%, 11/19/15(1)                        7,599,596                     7,789,586
--------------------------------------------------------------------------------------------------------
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities
1st Lien Term Loan:
Tranche B, 6.50%, 2/9/18(1)                                        177,130                       179,898
Tranche C, 6.50%, 8/9/18(1)                                      4,921,474                     4,998,388
Tranche E, 6.50%, 2/9/18(1)                                     27,627,966                    28,059,736

16 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
Xerium Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.50%, 5/26/17(1)                         $ 11,733,856              $     11,675,187
                                                                                        ----------------
                                                                                             126,365,248
--------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.408%, 12/19/13(2)                                   1,890,661                           189
--------------------------------------------------------------------------------------------------------
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 3/15/17(1)                    27,550,000                    27,649,869
--------------------------------------------------------------------------------------------------------
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.75%,
2/17/19(1)                                                      10,845,000                    10,953,450
--------------------------------------------------------------------------------------------------------
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 4%, 3/10/17(1)                                 4,477,500                     4,486,625
--------------------------------------------------------------------------------------------------------
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4%, 3/10/17(1)                                            10,617,889                    10,639,528
                                                                                        ----------------
                                                                                              53,729,661
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9%-9.098%, 11/19/16(1)                    22,212,457                    22,059,747
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.489%-5.83%, 7/31/17(1)         26,513,694                    26,049,706
--------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B2, 5.75%, 9/1/18(1)                                    13,340,000                    13,542,875
Tranche B3, 5.75%, 9/1/18(1)                                    23,435,000                    23,791,399
--------------------------------------------------------------------------------------------------------
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 2/23/17(1)                    28,835,357                    27,681,943
                                                                                        ----------------
                                                                                              91,065,923
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Crown Castle Operating Co., Sr. Sec. Credit facilities
1st Lien Term Loan, Tranche B, 4%, 1/10/19(1)                   18,079,688                    18,122,066
--------------------------------------------------------------------------------------------------------
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 12/15/17(1)                      29,100,000                    29,172,750
--------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 4%, 3/19/18(1)                      30,521,377                    30,292,466
                                                                                        ----------------
                                                                                              77,587,282
--------------------------------------------------------------------------------------------------------
UTILITIES--1.8%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.8%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%,
6/24/14(1)                                                       5,526,680                     5,581,946
--------------------------------------------------------------------------------------------------------
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 3.709%, 10/19/15(1),(3)               6,991,406                     3,740,402
--------------------------------------------------------------------------------------------------------
Equipower Resources Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.75%, 1/26/18(1)                            4,818,279                     4,541,228

17 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
--------------------------------------------------------------------------------------------------------
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 9/20/17(1)                          $ 37,650,663              $     37,587,900
--------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7%, 7/28/17(1)                              17,582,138                    17,516,204
--------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10.25%, 7/28/18(1)                           3,730,000                     3,573,030
--------------------------------------------------------------------------------------------------------
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 5.465%, 2/22/15(1),(3)                                    22,873,255                    15,296,490
--------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC,
Non-Extended Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.741%, 10/10/14(1)                                       22,319,397                    12,829,658
                                                                                        ----------------
                                                                                             100,666,858
                                                                                        ----------------
Total Corporate Loans (Cost $5,433,199,267)                                                5,399,059,224
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--1.1%
Aleris International, Inc., 6% Bonds, 7/1/20                        98,792                        98,051
--------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 4.349% Sr. Sec. Nts.,
9/15/14(1)                                                      19,201,000                    18,960,988
--------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.75% Sr. Unsec.
Unsub. Nts., 1/15/13                                             9,200,000                     9,177,000
--------------------------------------------------------------------------------------------------------
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts.,
8/1/15(5)                                                        5,590,000                     6,142,013
--------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18           6,600,000                     6,517,500
--------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.297% Sr. Sec. Nts., Series B, 8/1/14(1)                       12,177,500                    11,446,850
8.75% Sr. Sec. Nts., 2/1/19                                     20,000,000                     9,900,000
                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $71,901,838)                                            62,242,402

                                                                     Shares
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Alpha Media Group, Inc., Preferred (4),(6) (Cost $0)                 1,145                            --
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.4%
Aleris Corp. (7)                                                   114,329                     5,659,286
--------------------------------------------------------------------------------------------------------
Alpha Media Group, Inc. (4),(6)                                      8,587                            --
--------------------------------------------------------------------------------------------------------
BLB Management Services, Inc. (6)                                  165,551                     2,110,775
--------------------------------------------------------------------------------------------------------
Champion Opco LLC (6)                                              183,994                        99,346
--------------------------------------------------------------------------------------------------------
Cinram International Income Fund (6)                            17,849,008                       180,685
--------------------------------------------------------------------------------------------------------
Eningen Realty, Inc. (6)                                             1,642                         7,184
--------------------------------------------------------------------------------------------------------
Levlad LLC (6)                                                      40,755                       458,488
--------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc. (6)                               60,633                     1,659,828
--------------------------------------------------------------------------------------------------------
Turtle Bay Holding Co. LLC (6)                                     324,258                       295,074
--------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Cl. A (6)                                  3,703                    11,016,425
                                                                                        ----------------
Total Common Stocks (Cost $17,570,296)                                                        21,487,091

18 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                     Units                         Value
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.9%
BLB Management Services, Inc. Rts., Strike Price $0.001,
12/31/17(6)                                                          8,000              $        140,000
--------------------------------------------------------------------------------------------------------
Champion Opco LLC Wts., Strike Price $0.000001, Exp.
1/27/20(6)                                                          67,016                            --
--------------------------------------------------------------------------------------------------------
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp.
12/18/16(6)                                                         35,695                    28,556,000
--------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp.
12/24/24(6)                                                          7,138                    21,235,550
                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $32,264,927)                                    49,931,550

                                                                     Shares
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--3.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23%(4),(8) (Cost $222,621,368)                                222,621,368                  222,621,368
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $5,777,557,696)                      99.9%               5,755,341,635
--------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                         0.1                    8,325,000
                                                                ----------------------------------------
Net Assets                                                            100.0%            $  5,763,666,635
                                                                ========================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/ or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                          SHARES/UNITS/                                           SHARES/UNITS/
                                              PRINCIPAL           GROSS           GROSS               PRINCIPAL
                                          JULY 29, 2011a      ADDITIONS      REDUCTIONS          APRIL 30, 2012
---------------------------------------------------------------------------------------------------------------
Alpha Media Group, Inc.                           8,587               -               -                   8,587
Alpha Media Group, Inc., Preferred                1,145               -               -                   1,145
Alpha Media Group, Inc., Sr. Sec.
Credit Facilities Term Loan,
Tranche B, 4.20%, 7/15/13                    19,865,287       1,870,160               -              21,735,447
Oppenheimer Institutional
Money Market Fund, Cl. E                    485,234,668   1,321,386,700   1,584,000,000             222,621,368
Young Broadcasting, Inc., Cl. A(b)                5,231               -           1,528                   3,703
Young Broadcasting, Inc., Sr. Sec.
Credit Facilities 1st Lien Exit
Term Loan, 8%, 6/30/15                        8,891,486               -       8,891,486                       -
Young Broadcasting, Inc. Wts.,
Strike Price $0.01, Exp. 12/24/24(b)              9,588             351           2,801                   7,138

19  |  Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                                                  REALIZED
                                                                     VALUE            INCOME          GAIN
------------------------------------------------------------- -------------    -------------- -------------
Alpha Media Group, Inc.                                         $        -         $       -    $        -
Alpha Media Group, Inc., Preferred                                       -                 -             -
Alpha Media Group, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.20%,
7/15/13                                                          7,607,406           890,670             -
Oppenheimer Institutional Money Market
Fund, Cl. E                                                    222,621,368           437,680             -
Young Broadcasting, Inc., Cl. A(b)                                       -  (c)            -     1,986,400
Young Broadcasting, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8%,
6/30/15                                                                  -           266,745             -
Young Broadcasting, Inc. Wts., Strike
Price $0.01, Exp. 12/24/24(b)                                            -  (c)            -     3,641,300
                                                              ------------- -- -------------- ------------
                                                              $230,228,774        $1,595,095  $  5,627,700
                                                              ============= == ============== ============


 a. July 29, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.
 b. No longer an affiliate as of April 30, 2012.
 c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,142,013 or 0.11% of the Fund's net assets as of April 30, 2012.

6. Non-income producing security.

7. Restricted security. The aggregate value of restricted securities as of April 30, 2012 was $5,659,286, which represents 0.10% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                              ACQUISITION                                               UNREALIZED
SECURITY                             DATE              COST            VALUE          APPRECIATION
--------------------------------------------------------------------------------------------------
Aleris Corp.                    4/23/10         $ 5,305,725       $5,659,286              $353,561

8. Rate shown is the 7-day yield as of April 30, 2012.


NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a

20  |  Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2012, securities with an aggregate market value of $5,399,059,224 , representing 93.67% of the Fund's net assets were comprised of Senior Loans.

CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of April 30, 2012 is as follows:

Cost                                    $18,541,000
Market Value                              $ 400,883
Market Value as a % of Net Assets              0.01%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager,

21  |  Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                        STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING
                                     VENDORS
-----------------------------------------------------------------------------------------------------
Corporate debt, government debt,     Reported trade data, broker-dealer price quotations, benchmark
municipal, mortgage-backed and       yields, issuer spreads on comparable securities, the credit quality,
asset-backed securities              yield, maturity, and other appropriate factors.

-----------------------------------------------------------------------------------------------------
Loans                                Information obtained from market participants regarding
                                     reported trade data and broker-dealer price
                                     quotations.
-----------------------------------------------------------------------------------------------------
Event-linked bonds                   Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day

22  |  Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)


prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                                 LEVEL 2--
                                                                     OTHER           LEVEL 3--
                                              LEVEL 1--        SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans                     $                -- $    5,399,059,035 $               189   $  5,399,059,224
Corporate Bonds and Notes                            --         62,144,351              98,051         62,242,402
Preferred Stocks                                     --                 --                  --                 --
Common Stocks                                   180,685         10,183,451          11,122,955         21,487,091
Rights, Warrants and Certificates                    --         28,696,000          21,235,550         49,931,550
Investment Company                          222,621,368                 --                  --        222,621,368
                                    -----------------------------------------------------------------------------
Total Assets                        $       222,802,053 $    5,500,082,837 $        32,456,745   $  5,755,341,635
                                    -----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RESTRICTED SECURITIES
As of April 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

LOAN COMMITMENTS
Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $22,564,643 at April 30, 2012. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At April 30, 2012, these commitments have a market value of $775,854 and have been included as Corporate Loans in the Statement of Investments.

23  |  Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   5,787,644,796
                                             ==================

Gross unrealized appreciation                 $      87,361,663
Gross unrealized depreciation                     (119,664,824)
                                              ------------------
Net unrealized depreciation                   $    (32,303,161)
                                              ==================

24  |  Oppenheimer Senior Floating Rate Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
         (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
         (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 6/11/2012